Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2021
Document Effective Date	Jun. 21, 2021
Prospectus Date	Jun. 21, 2021
Virtus KAR Developing Markets Fund | Class C
Prospectus:
Trading Symbol	VDMCX
Virtus KAR Developing Markets Fund | Class I
Prospectus:
Trading Symbol	VIDMX
Virtus KAR Developing Markets Fund | Class R6
Prospectus:
Trading Symbol	VDMRX
Virtus KAR Developing Markets Fund | Class A
Prospectus:
Trading Symbol	VDMAX